PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property And Equipment Details Narrative
Depreciation expense	$ 275,815	$ 9,211	$ 12,280	$ 14,088